Eaton Vance
Municipal Income Trust
August 31, 2024
Portfolio of Investments (Unaudited)

Corporate Bonds — 2.6%
Security	Principal Amount (000's omitted)	Value
Education — 0.5%
Grand Canyon University, 4.125%, 10/1/24	$2,500	$ 2,450,345
		$ 2,450,345
Hospital — 1.3%
Boston Medical Center Corp., 4.581%, 7/1/47	$835	$ 695,999
Montefiore Obligated Group, 4.287%, 9/1/50	6,945	5,032,400
		$ 5,728,399
Other — 0.8%
Morongo Band of Mission Indians, 7.00%, 10/1/39(1)	$3,470	$ 3,805,028
		$ 3,805,028
Total Corporate Bonds (identified cost $13,606,250)		$ 11,983,772

Tax-Exempt Municipal Obligations — 125.0%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 3.3%
Delaware Valley Regional Finance Authority, PA, 5.75%, 7/1/32	$1,000	$ 1,168,700
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	315	353,241
Texas Water Development Board:
4.00%, 10/15/37(2)	8,125	8,263,531
4.00%, 10/15/47(2)	5,500	5,368,825
		$ 15,154,297
Cogeneration — 0.0%(3)
Northampton County Industrial Development Authority, PA, (Northampton Generating), (AMT), 5.00%, 6/30/27(4)	$630	$ 113,437
		$ 113,437
Education — 4.4%
Arizona Industrial Development Authority, (Pinecrest Academy of Nevada), 4.00%, 7/15/50(1)	$430	$ 366,562
Boyle County, KY, (Centre College), 4.50%, 6/1/53	1,000	985,060
California Municipal Finance Authority, (Westside Neighborhood School), 6.20%, 6/15/54(1)	1,060	1,143,019
Security	Principal Amount (000's omitted)	Value
Education (continued)
Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.):
5.375%, 6/15/38(1)	$350	$ 352,404
5.375%, 6/15/48(1)	655	644,147
Capital Trust Authority, FL, (Mason Classical Academy), 5.00%, 6/1/64(1)	1,000	1,005,010
District of Columbia, (KIPP DC), 4.00%, 7/1/44	485	460,949
Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 5.00%, 6/1/48(1)	250	243,870
Illinois Finance Authority, (DePaul College Prep Foundation), 5.625%, 8/1/53(1)	1,000	1,063,440
Massachusetts Development Finance Agency, (Boston University), 6.00%, 5/15/59	5,580	6,302,443
Public Finance Authority, WI, (Roseman University of Health Sciences):
4.00%, 4/1/52(1)	245	217,597
5.00%, 4/1/40(1)	710	735,453
5.00%, 4/1/50(1)	930	943,513
Tennessee State School Bond Authority, 5.00%, 11/1/52(2)	5,000	5,389,900
		$ 19,853,367
Electric Utilities — 5.3%
Austin, TX, Electric Utility Revenue, 5.25%, 11/15/53(2)	$6,000	$ 6,565,620
Corpus Christi, TX, Utility System Revenue, 4.25%, 7/15/54(2)	14,000	13,898,500
Seattle, WA, Municipal Light and Power Revenue:
5.00%, 3/1/53	30	32,279
5.00%, 3/1/53(2)	3,500	3,765,930
		$ 24,262,329
Escrowed/Prerefunded — 0.3%
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), Prerefunded to 10/1/24, 5.40%, 10/1/44	$1,480	$ 1,482,146
Public Finance Authority, WI, (Roseman University of Health Sciences):
Prerefunded to 4/1/30, 5.00%, 4/1/50(1)	20	22,341
Prerefunded to 4/1/32, 4.00%, 4/1/52(1)	5	5,427
		$ 1,509,914
General Obligations — 17.9%
Aledo Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/53(2)	$4,000	$ 4,289,240
Bastrop Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/53(2)	8,000	8,644,240
California, 5.25%, 9/1/53(2)	6,000	6,743,340

Eaton Vance
Municipal Income Trust
August 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Chicago Board of Education, IL:
5.00%, 12/1/42	$8,160	$ 8,155,512
6.00%, 12/1/49	2,625	2,911,414
Chicago, IL, 5.75%, 1/1/33	1,500	1,560,480
Clark County Water Reclamation District, NV, 5.00%, 7/1/49(2)	6,000	6,557,640
Denton Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/53(2)	6,000	6,497,460
Illinois:
5.00%, 12/1/42	3,020	3,104,771
5.50%, 5/1/39	290	318,655
5.75%, 5/1/45	295	323,585
Lamar Consolidated Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/58(2)	4,000	4,310,200
Longview Independent School District, TX, 4.00%, 2/15/49(2)	5,000	4,864,500
Massachusetts, 5.00%, 5/1/53(2)	6,000	6,511,320
Pasadena Independent School District, TX, (PSF Guaranteed), 4.25%, 2/15/53	7,000	7,010,500
Peters Township School District, PA, 5.00%, 9/1/40(2)	2,750	2,941,180
Puerto Rico, 0.00%, 7/1/33	3,000	2,021,910
Royse City Independent School District, TX, (PSF Guaranteed):
5.00%, 2/15/53	5	5,388
5.00%, 2/15/53(2)	4,000	4,310,000
		$ 81,081,335
Hospital — 7.1%
Allen County, OH, (Mercy Health), 4.00%, 8/1/47(2)	$1,000	$ 971,220
California Infrastructure and Economic Development Bank, (Adventist Health Energy), 5.25%, 7/1/54	2,000	2,150,000
Chattanooga Health, Educational and Housing Facility Board, TN, (CommonSpirit Health), 4.00%, 8/1/44	1,135	1,079,044
Colorado Health Facilities Authority, (CommonSpirit Health Obligations), 5.50%, 11/1/47	1,500	1,671,555
Maryland Health and Higher Educational Facilities Authority, (MedStar Health), 5.00%, 8/15/42	4,000	4,018,360
Michigan Finance Authority, (McLaren Health Care), 4.00%, 2/15/47	3,000	2,888,520
Montgomery County Higher Education and Health Authority, PA, (Thomas Jefferson University Obligated Group), 5.00%, 5/1/57	1,500	1,566,525
Muskingum County, OH, (Genesis HealthCare System Obligated Group), 5.00%, 2/15/44	1,835	1,811,071
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	60	60,055
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Pennsylvania Economic Development Financing Authority, (UPMC), 4.00%, 5/15/48	$750	$ 716,715
South Carolina Jobs-Economic Development Authority, (McLeod Health), 5.25%, 11/1/54(2)	6,500	7,170,865
South Carolina Jobs-Economic Development Authority, (Novant Health Obligated Group), 4.25%, 11/1/47	2,000	2,009,660
Southeastern Ohio Port Authority, OH, (Memorial Health System Obligated Group):
5.00%, 12/1/43	875	815,815
5.50%, 12/1/43	750	743,175
West Virginia Hospital Finance Authority, (West Virginia University Health System Obligated Group), 4.375%, 6/1/53	4,075	4,011,634
Westchester County Local Development Corp., NY, (Westchester Medical Center Obligated Group), 6.25%, 11/1/52	340	387,974
		$ 32,072,188
Housing — 3.1%
CSCDA Community Improvement Authority, CA, (City of Orange Portfolio), Essential Housing Revenue, Social Bonds, 3.00%, 3/1/57(1)	$6,425	$ 4,700,016
Florida Development Finance Corp., (The Henry Project), 5.00%, 6/1/44(1)	1,625	1,666,470
Indiana Housing and Community Development Authority, SFMR, Social Bonds, (FHLMC), (FNMA), (GNMA), 4.70%, 7/1/53	2,000	2,004,800
Massachusetts Housing Finance Agency, Sustainability Bonds, 4.90%, 12/1/59	1,000	1,025,450
Texas Student Housing Corp., (University of North Texas), 6.85%, 7/1/31(5)	180	180,000
Washington Housing Finance Commission, Sustainability Bonds, 3.375%, 4/20/37	5,078	4,660,499
		$ 14,237,235
Industrial Development Revenue — 9.8%
Arkansas Development Finance Authority, (United States Steel Corp.), Green Bonds, (AMT), 5.70%, 5/1/53	$3,385	$ 3,611,964
Cleveland, OH, (Continental Airlines), 5.375%, 9/15/27	555	555,250
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 3.20%, 7/1/39	1,000	832,040
Henderson, KY, (Pratt Paper, LLC), (AMT), 4.70%, 1/1/52(1)	2,500	2,462,000
Iowa Finance Authority, (Iowa Fertilizer Co.), 5.00%, 12/1/50	1,500	1,744,530
Jefferson County Port Authority, OH, (JSW Steel USA Ohio, Inc.):
5.00% to 12/1/28 (Put Date), 12/1/53(1)	3,500	3,599,435

Eaton Vance
Municipal Income Trust
August 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
Jefferson County Port Authority, OH, (JSW Steel USA Ohio, Inc.): (continued)
(AMT), 3.50%, 12/1/51(1)	$2,000	$ 1,617,420
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(1)	1,075	1,083,751
National Finance Authority, NH, (Covanta):
4.625%, 11/1/42(1)	3,075	2,934,688
(AMT), 4.875%, 11/1/42(1)	245	239,924
New Jersey Economic Development Authority, (Continental Airlines):
5.25%, 9/15/29	4,130	4,133,923
5.50%, 6/1/33	750	754,920
(AMT), 5.625%, 11/15/30	4,535	4,568,423
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 5.125% to 9/3/30 (Put Date), 9/1/50(1)	700	737,107
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment):
(AMT), 5.00%, 10/1/40	6,845	7,075,266
(AMT), 5.625%, 4/1/40	5,605	6,041,461
Pennsylvania Economic Development Financing Authority, (Procter & Gamble Paper Products Co.), 5.375%, 3/1/31	1,000	1,123,820
Valparaiso, IN, (Pratt Paper (IN), LLC), (AMT), 5.00%, 1/1/54(1)	1,000	1,033,830
Vermont Economic Development Authority, (Casella Waste Systems, Inc.), (AMT), 4.625% to 4/3/28 (Put Date), 4/1/36(1)	300	305,889
		$ 44,455,641
Insured - Education — 2.8%
Florida State Board of Governors, (BAM), 4.25%(2)	$10,000	$ 9,812,200
Massachusetts College Building Authority, (AGC), 5.50%, 5/1/39	1,000	1,214,410
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(2)	1,365	1,592,900
		$ 12,619,510
Insured - Electric Utilities — 4.6%
Cleveland, OH, Public Power System Revenue:
(NPFG), 0.00%, 11/15/27	$710	$ 640,832
(NPFG), 0.00%, 11/15/38	2,000	1,073,960
Georgia Municipal Electric Authority, (Plant Vogtle Units 3 & 4 Project J), (AGM), 5.00%, 7/1/64	3,125	3,298,281
Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), (AGM), 5.25%, 5/15/53(2)	4,000	4,393,800
Security	Principal Amount (000's omitted)	Value
Insured - Electric Utilities (continued)
Ohio Municipal Electric Generation Agency:
(NPFG), 0.00%, 2/15/25	$815	$ 802,791
(NPFG), 0.00%, 2/15/26	3,000	2,865,300
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	1,515	1,492,123
(NPFG), 5.25%, 7/1/32	250	247,113
(NPFG), 5.25%, 7/1/34	1,445	1,428,513
South Carolina Public Service Authority, (AGM), 5.75%, 12/1/52	4,000	4,495,000
		$ 20,737,713
Insured - General Obligations — 0.8%
Canal Winchester Local School District, OH, (NPFG), 0.00%, 12/1/30	$2,455	$ 2,012,364
Detroit School District, MI, (AGM), 5.25%, 5/1/32	300	341,625
Massachusetts, (AMBAC), 5.50%, 8/1/30	1,000	1,143,310
		$ 3,497,299
Insured - Hospital — 1.0%
West Virginia Hospital Finance Authority, (Vandalia Health), (AGM), 5.50%, 9/1/48	$3,000	$ 3,331,140
Westchester County Local Development Corp., NY, (Westchester Medical Center Obligated Group), (AGM), 5.00%, 11/1/51	1,150	1,226,222
		$ 4,557,362
Insured - Housing — 0.4%
Knox County Health Educational and Housing Facility Board, TN, (University of Tennessee):
(BAM), 5.00%, 7/1/64	$650	$ 673,270
(BAM), 5.25%, 7/1/64	1,300	1,374,854
		$ 2,048,124
Insured - Lease Revenue/Certificates of Participation — 0.7%
New Jersey Economic Development Authority, (School Facilities Construction), (NPFG), 5.50%, 9/1/28	$1,000	$ 1,106,280
New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 0.00%, 12/15/28	2,400	2,094,120
		$ 3,200,400
Insured - Other Revenue — 0.3%
Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	$590	$ 725,340
New York City Industrial Development Agency, NY, (Queens Baseball Stadium), (AGM), 3.00%, 1/1/46	560	456,288
		$ 1,181,628

Eaton Vance
Municipal Income Trust
August 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Special Tax Revenue — 5.1%
Garden State Preservation Trust, NJ, (AGM), 0.00%, 11/1/25	$5,250	$ 5,070,345
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	4,210	2,638,618
Massachusetts, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	1,000	1,112,370
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/37	20,700	11,610,216
New Jersey Economic Development Authority, (Motor Vehicle Surcharges):
(AGC), 0.00%, 7/1/26	760	714,438
(AGC), 0.00%, 7/1/27	2,020	1,833,554
		$ 22,979,541
Insured - Transportation — 8.1%
Alameda Corridor Transportation Authority, CA, (NPFG), 0.00%, 10/1/33	$12,425	$ 9,231,154
Allegheny County Airport Authority, PA, (Pittsburgh International Airport), (AGM), (AMT), 5.50%, 1/1/53	3,000	3,264,090
Chicago, IL, (Midway International Airport), (BAM), (AMT), 5.50%, 1/1/53	6,000	6,528,180
Houston, TX, Airport System Revenue, (AGM), (AMT), 4.50%, 7/1/53	6,500	6,559,215
New York Transportation Development Corp., (John F. Kennedy International Airport), Green Bonds, (AGM), (AMT), 5.25%, 6/30/60	4,200	4,457,502
Ohio Turnpike Commission, (NPFG), 5.50%, 2/15/26	1,000	1,027,860
Pennsylvania Economic Development Financing Authority, (PennDOT Major Bridges Package One), (AGM), (AMT), 5.00%, 12/31/57	2,000	2,085,060
Pennsylvania Turnpike Commission, (AGM), 6.375%, 12/1/38	2,500	2,743,425
Philadelphia Parking Authority, PA, (AMBAC), 5.25%, 2/15/29	1,005	1,006,648
		$ 36,903,134
Insured - Water and Sewer — 4.1%
DeKalb County, GA, Water and Sewerage Revenue, (AGM), 5.00%, 10/1/35(2)	$17,985	$ 18,592,533
		$ 18,592,533
Lease Revenue/Certificates of Participation — 4.5%
Baltimore, MD, (Harbor Point), 4.875%, 6/1/42	$555	$ 564,785
New Hampshire Business Finance Authority, (Centurion BioSquare, Inc.), 5.88%, 12/15/38	4,115	4,298,940
New Jersey Economic Development Authority, (Portal North Bridge Project), 5.00%, 11/1/52	3,500	3,716,335
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 6/15/48	$8,000	$ 8,237,520
New Jersey Transportation Trust Fund Authority, (Transportation Program):
4.25%, 6/15/44	905	913,308
5.25%, 6/15/43	2,730	2,864,453
		$ 20,595,341
Other Revenue — 2.2%
Buckeye Tobacco Settlement Financing Authority, OH, 5.00%, 6/1/55	$5,045	$ 4,644,427
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(5)	1,925	770,000
Kalispel Tribe of Indians, WA, Series A, 5.25%, 1/1/38(1)	485	503,682
Military Installation Development Authority, UT, 4.00%, 6/1/41	500	449,890
Morongo Band of Mission Indians, CA, 5.00%, 10/1/42(1)	890	900,422
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, 5.25% to 8/1/31 (Put Date), 10/1/54	2,000	2,161,240
Riversouth Authority, OH, (Lazarus Building Redevelopment), 5.75%, 12/1/27	495	495,168
		$ 9,924,829
Senior Living/Life Care — 7.6%
California Health Facilities Financing Authority, (Episcopal Communities and Services), 5.25%, 11/15/58	$1,530	$ 1,616,368
California Public Finance Authority, (Enso Village), Green Bonds, 3.125%, 5/15/29(1)	230	225,110
Clackamas County Hospital Facility Authority, OR, (Rose Villa), 5.25%, 11/15/50	215	215,484
Colorado Health Facilities Authority, (Aberdeen Ridge), 5.00%, 5/15/58	1,510	997,491
District of Columbia, (Ingleside at Rock Creek):
5.00%, 7/1/32	265	269,309
5.00%, 7/1/52	1,000	946,790
Franklin County, OH, (Friendship Village of Dublin), 5.00%, 11/15/44	650	650,501
Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/32	725	728,741
Massachusetts Development Finance Agency, (Linden Ponds, Inc.):
5.00%, 11/15/33(1)	775	809,991
5.00%, 11/15/38(1)	545	568,086
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 5.00%, 10/1/57(1)	310	312,093

Eaton Vance
Municipal Income Trust
August 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 5.00%, 1/1/38	$3,715	$ 3,672,017
Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza), 4.00%, 12/1/51	2,710	2,094,938
National Finance Authority, NH, (The Vista):
5.25%, 7/1/39(1)	780	781,544
5.625%, 7/1/46(1)	465	466,781
5.75%, 7/1/54(1)	1,270	1,273,327
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group):
5.00%, 7/1/33	120	121,156
5.00%, 7/1/34	130	131,117
Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor's Edge), 5.00%, 1/1/49	4,765	4,293,837
Palm Beach County Health Facilities Authority, FL, (Green Cay Life Plan Village), 11.50%, 7/1/27(1)	1,215	1,514,971
Public Finance Authority, WI, (Penick Village), 5.00%, 9/1/39(1)	775	754,269
South Carolina Jobs-Economic Development Authority, (Seafields Kiawah Island Project), 7.75%, 11/15/58	3,000	3,131,640
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 6.625%, 11/15/41	2,665	2,594,084
Virginia Beach Development Authority, VA, (Westminster-Canterbury on Chesapeake Bay):
7.00%, 9/1/53	3,000	3,469,500
7.00%, 9/1/59	1,000	1,147,900
Washington Housing Finance Commission, (Transforming Age), 5.00%, 1/1/39(1)	750	725,363
Wisconsin Health and Educational Facilities Authority, (Three Pillars Senior Living Communities), 5.75%, 8/15/54	1,000	1,079,350
		$ 34,591,758
Special Tax Revenue — 14.3%
Atlanta Development Authority, GA, (Westside Gulch Area), 5.50%, 4/1/39(1)	$1,640	$ 1,674,670
Maryland Economic Development Corp., (Port Covington), 4.00%, 9/1/50	275	234,044
Michigan Trunk Line Revenue, 5.25%, 11/15/49(2)(6)	4,000	4,478,600
New River Community Development District, FL, (Capital Improvements):
5.00%, 5/1/13(7)	90	0
5.35%, 5/1/38(7)	35	0
5.75%, 5/1/38	115	115,920
New York City Transitional Finance Authority, NY, 4.375%, 5/1/53	1,000	1,016,150
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
New York City Transitional Finance Authority, NY, Future Tax Revenue:
3.00%, 11/1/47	$2,195	$ 1,787,520
4.00%, 8/1/39(2)	6,500	6,513,065
New York State Urban Development Corp., Personal Income Tax Revenue, 4.00%, 3/15/45(2)	5,600	5,530,784
New York Thruway Authority, Personal Income Tax Revenue, Green Bonds, 5.00%, 3/15/55(2)	10,000	10,750,100
Puerto Rico Sales Tax Financing Corp.:
0.00%, 7/1/27	251	225,780
0.00%, 7/1/29	261	217,512
0.00%, 7/1/31	316	242,647
0.00%, 7/1/33	357	251,885
0.00%, 7/1/46	3,403	1,147,458
0.00%, 7/1/51	4,523	1,109,989
4.50%, 7/1/34	286	286,420
4.536%, 7/1/53	36	34,533
5.00%, 7/1/58	4,752	4,773,004
Southern Hills Plantation I Community Development District, FL:
Series A1, 5.80%, 5/1/35	183	174,169
Series A2, 5.80%, 5/1/35	155	107,156
Sterling Hill Community Development District, FL, 6.20%, 5/1/35(5)	552	253,816
Tolomato Community Development District, FL, 3.25%, 5/1/40	1,900	1,591,288
Triborough Bridge and Tunnel Authority, NY, Green Bonds, 5.25%, 5/15/47(2)	4,275	4,727,637
Washington Metropolitan Area Transit Authority, D.C.:
Green Bonds, 5.25%(2)	10,000	10,982,000
Sustainability Bonds, 5.25%, 7/15/53(2)	6,000	6,581,400
		$ 64,807,547
Transportation — 14.6%
Charlotte, NC, (Charlotte Douglas International Airport), 5.00%, 7/1/53(2)	$6,000	$ 6,477,600
Chicago, IL, (O'Hare International Airport), (AMT), 5.50%, 1/1/55(2)	4,500	4,835,160
Denver City and County, CO, Airport System Revenue, (AMT), 5.75%, 11/15/45	2,500	2,810,450
Gerald R. Ford International Airport Authority, MI:
(AMT), 5.00%, 1/1/54	685	729,443
(AMT), 5.00%, 1/1/54(2)	11,000	11,713,790
Massachusetts, (Rail Enhancement Program), Sustainability Bonds, 5.00%, 6/1/53(2)	6,000	6,543,360
Metropolitan Transportation Authority, NY, Green Bonds, 5.25%, 11/15/55	3,000	3,154,890

Eaton Vance
Municipal Income Trust
August 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
New York Transportation Development Corp., (John F. Kennedy International Airport):
Green Bonds, (AMT), 5.375%, 6/30/60	$2,360	$ 2,462,684
Sustainability Bonds, (AMT), 6.00%, 6/30/54	1,155	1,262,623
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment):
(AMT), 5.00%, 7/1/41	1,150	1,149,942
(AMT), 5.25%, 1/1/50	1,055	1,054,979
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport), (AMT), 5.00%, 12/1/38	4,550	4,853,439
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 7/1/47	5,000	5,060,300
San Diego County Regional Airport Authority, CA, (San Diego International Airport), (AMT), 5.00%, 7/1/53	3,000	3,156,390
South Jersey Transportation Authority, NJ, 5.25%, 11/1/52	1,500	1,611,645
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Segment 3C), (AMT), 5.00%, 6/30/58	6,000	6,107,520
Texas Transportation Commission, (State Highway 249 System):
0.00%, 8/1/37	725	415,012
0.00%, 8/1/39	750	382,155
Virginia Small Business Financing Authority, (95 Express Lanes, LLC), (AMT), 4.00%, 1/1/39	1,540	1,501,284
Virginia Small Business Financing Authority, (Transform 66 P3 Project), (AMT), 5.00%, 12/31/52	1,000	1,014,650
		$ 66,297,316
Water and Sewer — 2.7%
Dallas, TX, Waterworks and Sewer System Revenue, 4.00%, 10/1/43(2)	$9,550	$ 9,552,865
Jefferson County, AL, Sewer Revenue, 5.50%, 10/1/53	1,755	1,918,233
Sussex County Municipal Utilities Authority, NJ, 0.00%, 12/1/36	1,250	775,500
		$ 12,246,598
Total Tax-Exempt Municipal Obligations (identified cost $548,931,226)		$ 567,520,376

Taxable Municipal Obligations — 6.6%
Security	Principal Amount (000's omitted)	Value
Cogeneration — 0.0%(3)
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 6/30/27(4)	$347	$ 62,483
		$ 62,483
Escrowed/Prerefunded — 0.5%
Chicago, IL, Prerefunded to 1/1/25, 7.75%, 1/1/42	$2,394	$ 2,413,080
		$ 2,413,080
General Obligations — 2.3%
Atlantic City, NJ, 7.50%, 3/1/40	$6,880	$ 8,012,311
Chicago, IL, 7.75%, 1/1/42	2,424	2,437,865
		$ 10,450,176
Hospital — 1.3%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$6,000	$ 5,990,880
		$ 5,990,880
Insured - Education — 0.5%
Onondaga Civic Development Corp., NY, (Upstate Properties Development, Inc.), (BAM), 3.158%, 12/1/41	$2,745	$ 2,146,425
		$ 2,146,425
Insured - Transportation — 0.9%
Alameda Corridor Transportation Authority, CA:
(AGM), 0.00%, 10/1/48	$10,765	$ 2,539,356
(AMBAC), 0.00%, 10/1/32	1,285	875,753
(AMBAC), 0.00%, 10/1/33	1,000	646,100
		$ 4,061,209
Lease Revenue/Certificates of Participation — 0.3%
New Hampshire Business Finance Authority, (Centurion BioSquare, Inc.), 9.58%, 12/15/38	$250	$ 255,548
New Hampshire Business Finance Authority, (Centurion Foundation), 11.00%, 12/15/38	135	137,832
New Jersey Transportation Trust Fund Authority, 5.754%, 12/15/28(6)	750	763,050
		$ 1,156,430

Eaton Vance
Municipal Income Trust
August 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 0.8%
American Samoa Economic Development Authority, 3.72%, 9/1/27(1)	$1,115	$ 1,045,736
Oneida Indian Nation of New York, 8.00%, 9/1/40(1)	2,500	2,529,050
		$ 3,574,786
Student Loan — 0.0%(3)
Massachusetts Educational Financing Authority, 4.70%, 1/1/30	$90	$ 89,937
		$ 89,937
Total Taxable Municipal Obligations (identified cost $29,102,912)		$ 29,945,406

Trust Units — 0.5%
Security	Notional Amount (000's omitted)	Value
Transportation — 0.5%
HTA TRRB 2005L-745190R75 Assured Custodial Trust, 5.25%, 7/1/41	$2,144	$ 2,098,724
Total Trust Units (identified cost $2,159,334)		$ 2,098,724
Total Investments — 134.7% (identified cost $593,799,722)		$ 611,548,278
Other Assets, Less Liabilities — (34.7)%		$(157,578,125)
Net Assets — 100.0%		$ 453,970,153
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2024, the aggregate value of these securities is $45,013,436 or 9.9% of the Trust's net assets.
(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(3)	Amount is less than 0.05%.
(4)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(5)	Security is in default and making only partial interest payments.
(6)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
(7)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed bankruptcy and is non-income producing.
At August 31, 2024, the concentration of the Trust’s investments in the various states and territories, determined as a percentage of total investments, is as follows:
Texas	17.5%
New York	11.3%
Others, representing less than 10% individually	68.9%
The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At August 31, 2024, 21.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.3% to 10.7% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue

Eaton Vance
Municipal Income Trust
August 31, 2024
Portfolio of Investments (Unaudited) — continued

The Trust did not have any open derivative instruments at August 31, 2024.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At August 31, 2024, the hierarchy of inputs used in valuing the Trust's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 11,983,772	$ —	$ 11,983,772
Tax-Exempt Municipal Obligations	—	567,520,376	—	567,520,376
Taxable Municipal Obligations	—	29,945,406	—	29,945,406
Trust Units	—	2,098,724	—	2,098,724
Total Investments	$ —	$611,548,278	$ —	$611,548,278
For information on the Trust's policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements included in its semi-annual or annual report to shareholders.